PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Summary of Property, Plant and Equipment

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2020
Cost model
Furniture and facilities	1,373,239	10	—	77,415	—	(30,084)	1,420,570	(949,089)	(85,526)	—	(100,150)	—	(1,134,765)	285,805
Machinery and equipment	4,296,555	5	—	1,326,532	—	(436,367)	5,186,720	(3,822,034)	(238,037)	—	(308,075)	—	(4,368,146)	818,574
Vehicles	235,652	5	—	72,255	—	(47,045)	260,862	(101,041)	25,273	—	(44,344)	—	(120,112)	140,750
Right of use assets	2,047,260	—	—	803,901	—	(704,233)	2,146,928	(771,302)	604,923	—	(780,397)	—	(946,776)	1,200,152
Construction in progress	653,718	—	—	152,146	—	(167,470)	638,394	—	—	—	—	—	—	638,394
Revaluation model
Land and Buildings	2,600,111	50	818,447	786,020	—	(1,846)	4,202,732	(114,615)	2,489	—	(70,643)	—	(182,769)	4,019,963
Total	11,206,535	—	818,447	3,218,269	—	(1,387,045)	13,856,206	(5,758,081)	309,122	—	(1,303,609)	—	(6,752,568)	7,103,638

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2019
Cost model
Furniture and facilities	1,373,239	10	—	—	—	—	1,373,239	(944,414)	—	—	(4,675)	—	(949,089)	424,150
Machinery and equipment	4,226,071	5	—	261,872	—	(191,388)	4,296,555	(3,398,030)	425,780	—	(849,784)	—	(3,822,034)	474,521
Vehicles	236,589	5	—	47,385	—	(48,322)	235,652	(80,055)	21,317	—	(42,303)	—	(101,041)	134,611
Right of use assets	—	6	—	2,047,260	—	—	2,047,260	—	877	—	(772,179)	—	(771,302)	1,275,958
Construction in progress	746,082	—	—	154,345	—	(246,709)	653,718	—	—	—	—	—	—	653,718
Revaluation model
Land and Buildings	2,537,146	50	(84,516)	147,606	—	(125)	2,600,111	(123,271)	40,558	—	(31,902)	—	(114,615)	2,485,496
Total	9,119,127	—	(84,516)	2,658,468	—	(486,544)	11,206,535	(4,545,770)	488,532	—	(1,700,843)	—	(5,758,081)	5,448,454

Summary of Revaluation of Property Plant and Equipment

			Residual
			Value
			according to
	Revaluation	Revalued	the cost
Class	date	amount	model	Difference
Land and buildings	12/31/2020	4,019,963	3,201,516	818,447
Land and buildings	12/31/2019	2,485,496	2,570,012	(84,516)